Property, Plant, and Equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant, and Equipment
Property, plant and equipment, gross	$ 1,361.0	$ 1,303.4
Accumulated depreciation	(688.9)	(627.1)
Property, plant, and equipment, net	672.1	676.3
Capitalized interest	1.3	1.2	$ 2.2
Land
Property, Plant, and Equipment
Property, plant and equipment, gross	64.5	68.0
Buildings and leasehold improvements
Property, Plant, and Equipment
Property, plant and equipment, gross	443.4	427.9
Machinery and equipment
Property, Plant, and Equipment
Property, plant and equipment, gross	798.4	763.1
Projects in progress
Property, Plant, and Equipment
Property, plant and equipment, gross	$ 54.7	$ 44.4